Provisions for legal proceedings and contingent liabilities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,171	R$ 1,154
Additions, monetary adjustments and exchange variation	268	274
Payments	(73)	(71)
Reversals	(271)	(188)
Ending balance	1,095	1,171
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	212	269
Additions, monetary adjustments and exchange variation	71	129
Payments	(37)	(59)
Reversals	(60)	(127)
Ending balance	186	212
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	736	715
Additions, monetary adjustments and exchange variation	143	60
Payments	(10)	(9)
Reversals	(191)	(32)
Ending balance	677	736
Corporate Claim [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	103	95
Additions, monetary adjustments and exchange variation	8	9
Payments		(1)
Ending balance	111	103
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	120	75
Additions, monetary adjustments and exchange variation	46	76
Payments	(25)	(2)
Reversals	(20)	(29)
Ending balance	R$ 121	R$ 120